Label		Element	Value
Royce ISI Prospectus | Royce International Micro-Cap Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce Financial Services Fund
(to be renamed Royce Global Financial Services Fund effective June 15, 2015)
Royce European Smaller-Companies Fund
(to be renamed Royce European Small-Cap Fund effective June 15, 2015)
Royce Global Value Fund
Royce International Smaller-Companies Fund
(to be renamed Royce International Small-Cap Fund effective June 15, 2015)

 Royce International Micro-Cap Fund
Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved:

•	name and related investment policy changes for each of Royce Financial Services Fund, Royce European Smaller-Companies Fund, and Royce International Smaller-Companies Fund, such changes to become effective as of June 15, 2015; and
•	contractual investment advisory fee rate reductions for each of Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of July 1, 2015.

The operations of the above-listed Funds will not change except as specifically described below.

V. Royce International Micro-Cap Fund

Risk/Return [Heading]		rr_RiskReturnHeading	Royce International Micro-Cap Fund
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Royce ISI Prospectus | Royce International Micro-Cap Fund | Service Class
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1]	rr_OtherExpensesOverAssets	1.96%
Acquired fund fees and expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	[1]	rr_ExpensesOverAssets	3.47%
Fee waivers and/or expense reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1],[3]	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,045
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,299

[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.64% through April 30, 2016 and at or below 1.99% through April 30, 2025.
[3]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.